Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balances, value at Dec. 31, 2022		$ 181			$ 101,429,687	$ 56,527	$ (81,138,563)	$ (336,515)	$ 20,011,317
Balances, shares at Dec. 31, 2022	3,500	1,805,523
Shares issued for At-The-Market (ATM) equity offering program									$ 200,000
Shares issued for At-The-Market (ATM) equity offering program, shares									196,078
Foreign currency translation adjustment						(298,656)		24,052	$ (274,604)
Shares issued for accrued salaries		$ 6			490,167				490,173
Shares issued for accrued salaries, shares		52,230
Net loss for the year							(18,134,128)	35,210	(18,098,918)
Shares issued for services		$ 21			1,985,738				1,985,759
Shares issued for services, shares		213,072
Share issued for treasury stock, shares		33,333
Share issued for treasury stock		$ 3			144,997				145,000
Shares repurchase during the period			(785,525)						(785,525)
Shares repurchase during the period, shares		74,107
Shares issued to acquire subsidiary		$ 1			62,499				62,500
Shares issued to acquire subsidiary, shares		11,854
Share issued for director's fee, shares		49,250
Share issued for director’s fee		$ 5			266,662				266,667
Shares issued upon the exercise options		$ 5			1,226,788				1,226,793
Shares issued upon the exercise options, shares		52,229
Balances, value at Dec. 31, 2023		$ 222	$ (785,525)		105,606,538	(242,129)	(99,272,691)	(277,253)	5,029,162
Balances, shares at Dec. 31, 2023	3,500	2,217,491	74,107
Foreign currency translation adjustment						244,054		5,329	249,383
Net loss for the year							(2,839,925)	701	(2,839,224)
Shares issued for services		$ 13			$ 329,987				$ 330,000
Shares issued for services, shares		133,333
Share issued for treasury stock, shares		17			487,223				487,240
Share issued for treasury stock		$ 166,667
Shares repurchase during the period			$ (487,240)						$ (487,240)
Shares repurchase during the period, shares		166,667
Sale of treasury stock			1,085,983				(609,022)		476,961
Sale of treasury stock, shares		(176,335)
Balances, value at Mar. 31, 2024		$ 252	$ (186,782)		106,423,748	1,925	(102,721,638)	(271,223)	3,246,282
Balances, shares at Mar. 31, 2024	3,500	2,517,491	64,439
Balances, value at Dec. 31, 2023		$ 222	$ (785,525)		105,606,538	(242,129)	(99,272,691)	(277,253)	5,029,162
Balances, shares at Dec. 31, 2023	3,500	2,217,491	74,107
Net loss for the year									(6,163,556)
Balances, value at Sep. 30, 2024	$ 15	$ 365	$ (54,928)	(233,000)	107,970,020	(729,339)	(106,090,558)	(309,254)	553,321
Balances, shares at Sep. 30, 2024	153,500	3,645,689	51,902
Balances, value at Dec. 31, 2023		$ 222	$ (785,525)		105,606,538	(242,129)	(99,272,691)	(277,253)	5,029,162
Balances, shares at Dec. 31, 2023	3,500	2,217,491	74,107
Shares issued for At-The-Market (ATM) equity offering program									$ 0
Shares issued for At-The-Market (ATM) equity offering program, shares									0
Foreign currency translation adjustment						515,046		13,376	$ 528,422
Shares issued for accrued salaries		$ 20			291,380				291,400
Shares issued for accrued salaries, shares		197,507
Shares issued for private placements		$ 30		(283,000)	482,970				200,000
Shares issued for private placements, shares		300,000
Net loss for the year							(10,227,278)	(10,019)	(10,237,297)
Shares issued for services		$ 13			329,987				330,000
Shares issued for services, shares		133,333
Share issued for treasury stock, shares		696,667
Share issued for treasury stock		$ 70			1,068,320				1,068,390
Shares repurchase during the period			(1,068,390)						(1,068,390)
Shares repurchase during the period, shares		696,667
Sale of treasury stock			1,798,987				(661,714)		1,137,273
Sale of treasury stock, shares		(718,872)
Shares issued to acquire subsidiary		$ 2			75,000				75,002
Shares issued to acquire subsidiary, shares		24,631
Fractional shares		$ 7			(7)
Fractional shares, shares		70,813
Share issued for director's fee, shares		77,588
Shares issued for cost of issuance	$ 15								15
Shares issued for cost of issuance, shares	150,000
Received from private funding				50,000					50,000
Share issued for director’s fee		8			183,325				183,333
Cancellation of preferred shares			$ (15)						(15)
Cancellation of preferred shares, shares			150,000
Balances, value at Dec. 31, 2024	$ 15	$ 372	$ (54,943)	(233,000)	108,037,513	272,917	(110,161,683)	(273,896)	(2,412,705)
Balances, shares at Dec. 31, 2024	153,500	3,718,030	201,902
Balances, value at Mar. 31, 2024		$ 252	$ (186,782)		106,423,748	1,925	(102,721,638)	(271,223)	3,246,282
Balances, shares at Mar. 31, 2024	3,500	2,517,491	64,439
Foreign currency translation adjustment						267,790		5,035	272,825
Shares issued for accrued salaries		$ 6			128,694				128,700
Shares issued for accrued salaries, shares		57,761
Shares issued for private placements		$ 30		(283,000)	482,970				200,000
Shares issued for private placements, shares		300,000
Net loss for the year							(1,938,343)	(5,411)	(1,943,754)
Sale of treasury stock			186,782				(50,884)		135,898
Sale of treasury stock, shares		(64,439)
Shares issued to acquire subsidiary		$ 2			75,000				75,002
Shares issued to acquire subsidiary, shares		24,631
Fractional shares		$ 7			(7)
Fractional shares, shares		70,813
Balances, value at Jun. 30, 2024		$ 297		(283,000)	107,110,405	269,715	(104,710,865)	(271,599)	2,114,953
Balances, shares at Jun. 30, 2024	3,500	2,970,696
Foreign currency translation adjustment						(999,054)		(34,962)	(1,034,016)
Shares issued for accrued salaries		$ 7			95,193				95,200
Shares issued for accrued salaries, shares		67,405
Net loss for the year							(1,377,885)	(2,693)	(1,380,578)
Share issued for treasury stock, shares		530,000
Share issued for treasury stock		$ 53			581,097				581,150
Shares repurchase during the period			(581,150)						(581,150)
Sale of treasury stock			526,222				(1,808)		524,414
Shares issued for directors’ fee		$ 8			183,325				183,333
Share issued for director's fee, shares		77,588
Shares issued for cost of issuance	$ 15								15
Shares issued for cost of issuance, shares	150,000
Received from private funding				50,000					50,000
Balances, value at Sep. 30, 2024	$ 15	$ 365	$ (54,928)	(233,000)	107,970,020	(729,339)	(106,090,558)	(309,254)	553,321
Balances, shares at Sep. 30, 2024	153,500	3,645,689	51,902
Balances, value at Dec. 31, 2024	$ 15	$ 372	$ (54,943)	(233,000)	108,037,513	272,917	(110,161,683)	(273,896)	(2,412,705)
Balances, shares at Dec. 31, 2024	153,500	3,718,030	201,902
Shares issued for At-The-Market (ATM) equity offering program		$ 125		(403,338)	2,282,969				1,879,756
Shares issued for At-The-Market (ATM) equity offering program, shares		1,250,000
Convertible notes					1,599,895			107	1,600,002
Convertible notes, shares
Foreign currency translation adjustment						(162,724)		63,813	(98,911)
Balances, value at Mar. 31, 2025	$ 15	$ 497	$ (54,943)	(636,338)	111,920,377	110,193	(112,002,771)	(214,536)	(877,506)
Balances, shares at Mar. 31, 2025	153,500	4,968,030	201,902
Balances, value at Dec. 31, 2024	$ 15	$ 372	$ (54,943)	(233,000)	108,037,513	272,917	(110,161,683)	(273,896)	(2,412,705)
Balances, shares at Dec. 31, 2024	153,500	3,718,030	201,902
Net loss for the year									(6,574,023)
Balances, value at Sep. 30, 2025	$ 15	$ 610	$ (15)	(381,111)	130,882,463	16,645	(116,607,896)	(579,215)	13,331,496
Balances, shares at Sep. 30, 2025	153,500	6,105,525	150,000
Balances, value at Mar. 31, 2025	$ 15	$ 497	$ (54,943)	(636,338)	111,920,377	110,193	(112,002,771)	(214,536)	(877,506)
Balances, shares at Mar. 31, 2025	153,500	4,968,030	201,902
Convertible notes					2,699,820			180	2,700,000
Foreign currency translation adjustment						(490,642)		(57,545)	(548,187)
Shares issued for accrued salaries		$ 4			64,496				64,500
Shares issued for accrued salaries, shares		43,031
Shares issued for private placements		$ 30			299,970				300,000
Shares issued for private placements, shares		300,000
Settlement of subscription receivable			$ 54,928	255,227	(286,298)		34,856		58,713
Settlement of subscription receivable, shares			(51,902)
Net loss for the year							479,008	73,376	552,384
Balances, value at Jun. 30, 2025	$ 15	$ 531	$ (15)	(381,111)	114,698,365	(380,449)	(111,488,907)	(198,525)	2,249,904
Balances, shares at Jun. 30, 2025	153,500	5,311,061	150,000
Foreign currency translation adjustment						397,094		(219,351)	177,743
Shares issued for accrued salaries		$ 79			980,210				980,289
Shares issued for accrued salaries, shares		794,464
Net loss for the year							(5,118,989)	(161,770)	(5,280,759)
Sale of units in initial public offering, net of offering costs					15,203,888			431	15,204,319
Balances, value at Sep. 30, 2025	$ 15	$ 610	$ (15)	$ (381,111)	$ 130,882,463	$ 16,645	$ (116,607,896)	$ (579,215)	$ 13,331,496
Balances, shares at Sep. 30, 2025	153,500	6,105,525	150,000